Digital Asset Debt Strategy ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 4.0%			Shares	Value
Materials - 4.0%
Alliance Resource Partners LP			15,053	$398,905

TOTAL COMMON STOCKS (Cost $360,290)				398,905

CONVERTIBLE BONDS - 31.8%	Coupon	Maturity Date	Principal Amount	Value
Consumer Finance - 2.3%
SoFi Technologies, Inc.(a)	1.25%	03/15/2029	$113,000	223,073

Financial Services - 24.5%
Bit Digital, Inc.	4.00%	10/01/2030	466,000	405,886
CleanSpark, Inc.(b)	0.00%	06/15/2030	313,000	366,132
Core Scientific, Inc.(a)	3.00%	09/01/2029	137,000	231,852
Galaxy Digital Holdings LP(a)	2.50%	12/01/2029	304,000	412,072
Hive Bermuda 2026 Ltd.(a)(b)	0.00%	07/01/2031	200,000	175,500
Riot Platforms, Inc.	0.75%	01/15/2030	164,000	247,882
Robinhood Markets, Inc.(a)(b)	0.00%	10/01/2029	450,000	456,903
TeraWulf, Inc.(a)	2.75%	02/01/2030	68,000	135,837
				2,432,064

Software & Tech Services - 3.2%
SharonAI Holdings, Inc.(a)	4.75%	06/15/2032	200,000	185,240
Strategy, Inc.	0.88%	03/15/2031	129,000	132,973
				318,213

Wireline Telecommunications Services - 1.8%
Applied Digital Corp.	2.75%	06/01/2030	65,000	181,919

TOTAL CONVERTIBLE BONDS (Cost $3,131,487)				3,155,269

CONVERTIBLE PREFERRED STOCKS - 9.8%			Shares	Value
Internet Media - 4.4%
Alphabet, Inc. Series A, 6.25%, 05/15/2029			6,550	317,413
Alphabet, Inc. Series B, 6.25%, 05/15/2029			2,500	120,000
				437,413

Software & Tech Services - 1.4%
Oracle Corp. Series D, 6.50%, 01/15/2029			2,950	137,706

Utilities - 4.0%
NextEra Energy, Inc., 7.30%, (Maturity 06/01/2027)			7,764	$396,352

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $984,119)				971,471

CORPORATE BONDS - 29.6%	Coupon	Maturity Date	Principal Amount	Value
Cable & Satellite - 3.9%
Space Exploration Technologies Corp. (Callable 05/15/2033)(a)	5.65%	07/15/2033	$400,000	384,893

Consumer Finance - 14.2%
Block, Inc. (Callable 05/15/2027)	6.50%	05/15/2032	297,000	302,082
Figure Technology Solutions, Inc. (Callable 07/31/2028)(a)	8.50%	07/31/2031	400,000	404,448
Mastercard, Inc. (Callable 01/15/2032)	4.95%	03/15/2032	200,000	200,646
PayPal Holdings, Inc. (Callable 12/01/2053)	5.50%	06/01/2054	362,000	323,421
Visa, Inc. (Callable 06/14/2035)	4.15%	12/14/2035	200,000	186,508
				1,417,105

Financial Services - 6.2%
BlackRock Funding, Inc. (Callable 12/14/2033)	5.00%	03/14/2034	298,000	295,023
Franklin Resources, Inc. (Callable 07/30/2030)	1.60%	10/30/2030	364,000	317,973
				612,996

Software & Tech Services - 5.3%
Accenture Capital, Inc. (Callable 07/04/2034)	4.50%	10/04/2034	205,000	191,677
International Business Machines Corp. (Callable 11/10/2034)	5.20%	02/10/2035	343,000	334,961
				526,638

TOTAL CORPORATE BONDS (Cost $3,026,029)				2,941,632

EXCHANGE TRADED FUNDS - 7.7%			Shares	Value
Amplify Bitcoin Max Income Covered Call ETF			7,125	171,277
REX Crypto Equity Premium Income ETF			9,237	288,482
Roundhill Bitcoin Covered Call Strategy ETF			16,380	298,444
				758,203

TOTAL EXCHANGE TRADED FUNDS (Cost $814,535)				758,203

PREFERRED STOCKS - 15.5%			Shares	Value
Banks - 3.6%
Customers Bancorp, Inc., 5.38%, 12/30/2034 (Callable 12/30/2029)			16,284	358,981

Financial Services - 5.2%
Strive, Inc. Series A, Perpetual			5,212	521,252

Software & Tech Services - 6.7%
Strategy, Inc. Series A, 9.00%, Perpetual			3,600	349,560

Strategy, Inc. Series A, 10.00%, Perpetual	4,300	$311,750
		661,310

TOTAL PREFERRED STOCKS (Cost $1,432,745)		1,541,543

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	100,416	100,416

TOTAL SHORT-TERM INVESTMENTS (Cost $100,416)		100,416

TOTAL INVESTMENTS - 99.4% (Cost $9,849,621)		$9,867,439
Other Assets in Excess of Liabilities - 0.6%		62,630
TOTAL NET ASSETS - 100.0%		$9,930,069

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $2,609,818 or 26.3% of the Fund's net assets.
(b)	Zero coupon bond issued at a discount.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The Fund held affiliated securities of the following companies during the period ended August 31, 2026. Transactions during the period in these securities of affiliated companies were as follows:

Security Name	Share Balance 8/31/2026	Fair Value at 5/31/2026	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 8/31/2026	Dividend Income
YieldMax Bitcoin Option Income Strategy ETF	—	$191,093	$—	$(164,462)	$(208,952)	$182,321	$—	$2,671
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	—	$374,542	$—	$(351,800)	$(101,747)	$79,005	$—	$7,355
YieldMax GOOGL Option Income Strategy ETF	—	$305,267	$—	$(294,071)	$(4,006)	$(7,190)	$—	$3,508